SEGMENT INFORMATION (Schedule of Major Customer Data) (Details) - Revenues [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		5.40%	25.30%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.60%	17.20%	10.90%